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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [  ]   Amendment Number: ____

This Amendment (Check only one): [   ] is a restatement
                                 [   ] adds new holding entries.


Institutional Investment Manager

Name:     Wagner Investment Management, Inc.

Address:  3200 Cherry Creek South Drive, Suite 240
          Denver, CO  80220

Form 13F File Number:  28-05199

     The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Reporting Manager:  Wagner Investment Management, Inc.

Name:   Judith B. Wagner
Title:  President
Phone:  (303) 777-1800

Signature, Place, and Date of Signing:

/s/ Judith B. Wagner
-------------------------------------------------
[Signature]
Judith B. Wagner, President

Denver, Colorado
-------------------------------------------------
[City, State]

August 9, 2010
-------------------------------------------------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        -0-

Form 13F Information Table Entry Total:  3,654,386

Form 13F Information Table Value Total:  $143,034
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                           FORM 13F INFORMATION TABLE

                                              REPORTING MANAGER: WAGNER INVESTMENT MANAGEMENT, INC.

------------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1                   COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
   --------                   --------          --------   --------   ------------------- ---------- -------- ----------------------
                               TITLE                                                                  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF              CUSIP      VALUE     SHRS OR   SH/  PUT/ INVESTMENT  MANA-   ----------------------
                               CLASS             NUMBER   (X 1,000)   PRN AMT   PRN  CALL DISCRETION  GERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                      COM             88579Y101      332       4200    SH        SOLE                 332      0      0
ABBOTT LABS                     COM             002824100     2795      59746    SH        SOLE                2795      0      0
ACCENTURE LTD CL A              CL A            G1151C101     2431      62873    SH        SOLE                2431      0      0
ADOBE SYSTEMS                   COM             00724F101       53       2000    SH        SOLE                  53      0      0
AETNA, INC.                     COM             00817Y108       12        432    SH        SOLE                  12      0      0
AKAMAI TECH                     COM             00971T101     2135      52613    SH        SOLE                2135      0      0
ALLIANT ENERGY CORP             COM             018802108       14        412    SH        SOLE                  14      0      0
ALLSTATE                        COM             020002101        6        184    SH        SOLE                   6      0      0
AMERICA MOVIL ADR               SPON ADR L SHS  02364W105     3777      79500    SH        SOLE                3777      0      0
AMGEN INC                       COM             031162100     2227      42336    SH        SOLE                2227      0      0
AMPHENOL CORP                   CL A            032095101     2089      53167    SH        SOLE                2089      0      0
APACHE CORPORATION              COM             037411105       51        600    SH        SOLE                  51      0      0
APPLE COMPUTER                  COM             037833100     4631      18409    SH        SOLE                4631      0      0
AT & T                          COM             00206R102      251      10361    SH        SOLE                 251      0      0
AUTODESK INC                    COM             052769106     1693      69480    SH        SOLE                1693      0      0
BANK OF AMERICA CORP            COM             060505104       44       3000    SH        SOLE                  44      0      0
BANK OF NEW YORK                COM             064058100       13        525    SH        SOLE                  13      0      0
BAXTER INTERNATIONAL            COM             071813109       54       1325    SH        SOLE                  54      0      0
BECTON DICKINSON                COM             075887109       91       1333    SH        SOLE                  91      0      0
BED, BATH & BEYOND              COM             075896100     1334      35952    SH        SOLE                1334      0      0
BERKSHIRE HATHAWAY CLASS B NEW  CL B NEW        084670702      412       5159    SH        SOLE                 412      0      0
BERKSHIRE HATHAWAY, INC CL A    CL A            084670108      240          2    SH        SOLE                 240      0      0
BEST BUY INC                    COM             086516101       49       1430    SH        SOLE                  49      0      0
BOEING CO.                      COM             097023105       63       1000    SH        SOLE                  63      0      0
BRISTOL MYERS SQUIBB            COM             110122108      136       5419    SH        SOLE                 136      0      0
BROADCOM CORP                   CL A            111320107       50       1500    SH        SOLE                  50      0      0
CATERPILLAR INC DEL             COM             149123101      115       1900    SH        SOLE                 115      0      0
CHEVRONTEXACO CORP              COM             166764100      207       3040    SH        SOLE                 207      0      0
CHIPOTLE MEXICAN GRILL          CL A            169656105        7         50    SH        SOLE                   7      0      0
CHUBB CORP                      COM             171232101        6        100    SH        SOLE                   6      0      0
CISCO SYSTEMS                   COM             17275R102     3242     152123    SH        SOLE                3242      0      0
COACH INC                       COM             189754104     1645      44990    SH        SOLE                1645      0      0
COBIZ INC                       COM             190897108      119      18016    SH        SOLE                 119      0      0
COCA COLA CO                    COM             191216100      202       4011    SH        SOLE                 202      0      0
COLGATE-PALMOLIVE               COM             194162103       32        400    SH        SOLE                  32      0      0
COMCAST CORP NEW CL A           CL A            20030N101        9        502    SH        SOLE                   9      0      0
CONOCOPHILLIPS COM              COM             20825C104       28        557    SH        SOLE                  28      0      0
COVENTRY HEALTH CARE INC        COM             222862104       15        805    SH        SOLE                  15      0      0
CULLEN/FROST BNKRS              COM             229899109     2072      40295    SH        SOLE                2072      0      0
DICKS SPORTING GOODS            COM             253393102     1851      74340    SH        SOLE                1851      0      0
DIRECTV CL A                    CL A COM        25490A101       23        651    SH        SOLE                  23      0      0
DISCOVER FINANCIAL SERVICES     COM             254709108        2         78    SH        SOLE                   2      0      0
DISNEY                          COM DISNEY      254687106       17        514    SH        SOLE                  17      0      0
DJ WILSHIRE INTL REAL ESTATE S  DJWS INTL REAL  78463X863      728      23337    SH        SOLE                 728      0      0
DONALDSON INC                   COM             257651109     2459      57634    SH        SOLE                2459      0      0


DOVER CORP                      COM             260003108      105       2500    SH        SOLE                 105      0      0
DU PONT, E.I. DE NEMOURS & CO   COM             263534109      139       4000    SH        SOLE                 139      0      0
E M C CORP                      COM             268648102     2252     123054    SH        SOLE                2252      0      0
EATON CORP                      COM             278058102       10        150    SH        SOLE                  10      0      0
ECOLAB INC                      COM             278865100     2663      59290    SH        SOLE                2663      0      0
EMERSON ELECTRIC                COM             291011104     2839      64963    SH        SOLE                2839      0      0
ESTEE LAUDER CO                 CL A            518439104     1808      32428    SH        SOLE                1808      0      0
EXXONMOBIL                      COM             30231G102     2807      49183    SH        SOLE                2807      0      0
FASTENAL                        COM             311900104     1877      37387    SH        SOLE                1877      0      0
FEDEX CORP                      COM             31428X106        8        100    SH        SOLE                   8      0      0
FREEPORT-MCMORAN COPPER & GOLD  CL B            35671D857        4         56    SH        SOLE                   4      0      0
GENERAL ELEC CO                 COM             369604103     2461     170653    SH        SOLE                2461      0      0
GOLDMAN SACHS                   COM             38141G104        5         35    SH        SOLE                   5      0      0
GOOGLE INC                      CL A            38259P508     2745       6167    SH        SOLE                2745      0      0
HARRIS CORP                     COM             413875105     1423      34144    SH        SOLE                1423      0      0
HEINZ                           COM             423074103        7        150    SH        SOLE                   7      0      0
HEWLETT PACKARD                 COM             428236103       12        275    SH        SOLE                  12      0      0
HOME DEPOT                      COM             437076102       24        855    SH        SOLE                  24      0      0
HSBC HLDGS PLC ADS              SPON ADR NEW    404280406     2156      47272    SH        SOLE                2156      0      0
I B M                           COM             459200101      508       4109    SH        SOLE                 508      0      0
I SHARES TR COHEN & STEER RLTY  COHEN&ST RLTY   464287564      843      15350    SH        SOLE                 843      0      0
ILLINOIS TOOL WORKS             COM             452308109       73       1750    SH        SOLE                  73      0      0
INTEL CORP                      COM             458140100     2421     124427    SH        SOLE                2421      0      0
INVESCO VAN KAMPEN SENIOR INCO  COM             46131H107       12       2514    SH        SOLE                  12      0      0
ISHRS ALL COUNTRY EX JAPAN      MSCI ACJPN IDX  464288182       29        553    SH        SOLE                  29      0      0
IVANHOE MINES LTD               COM             46579N103        4        260    SH        SOLE                   4      0      0
J P MORGAN CHASE                COM             46625H100     2075      56655    SH        SOLE                2075      0      0
JACOBS ENGR GRP                 COM             469814107     2442      67007    SH        SOLE                2442      0      0
JF CHINA REGION FUND            COM             46614T107       44       3634    SH        SOLE                  44      0      0
JOHNSON & JOHNSON               COM             478160104      749      12671    SH        SOLE                 749      0      0
KIMBERLY CLARK                  COM             494368103     2420      39910    SH        SOLE                2420      0      0
KINDER MORGAN ENERGY PARTNERS   UT LTD PARTNER  494550106       27        400    SH        SOLE                  27      0      0
KRAFT FOODS INC CL A            CL A            50075N104       11        375    SH        SOLE                  11      0      0
LEUCADIA NATL CORP              COM             527288104       10        500    SH        SOLE                  10      0      0
LILLY ELI & CO                  COM             532457108      271       8086    SH        SOLE                 271      0      0
LIN TV CORP                     CL A            532774106        5        820    SH        SOLE                   5      0      0
LOCKHEED MARTIN CORP            COM             539830109        6         75    SH        SOLE                   6      0      0
LOWES COMPANIES                 COM             548661107     1503      73601    SH        SOLE                1503      0      0
LSI LOGIC CORP                  COM             502161102        1         58    SH        SOLE                   1      0      0
MARSH & MCLENNAN CO             COM             571748102        1          1    SH        SOLE                   1      0      0
MEDCO HEALTH SOLUTIONS          COM             58405U102       60       1072    SH        SOLE                  60      0      0
MEDTRONIC                       COM             585055106     1754      48342    SH        SOLE                1754      0      0
MERCK & CO INC                  COM             58933Y105      112       3200    SH        SOLE                 112      0      0
MICROSOFT CORP                  COM             594918104      448      19439    SH        SOLE                 448      0      0
MORGAN STANLEY                  COM NEW         617446448        4        156    SH        SOLE                   4      0      0
MSCI EAFE INDEX FND             MSCI EAFE IDX   464287465     2536      54515    SH        SOLE                2536      0      0
MSCI EMERGING MKTS I SHARE      MSCI EMERG MKT  464287234     5525     148026    SH        SOLE                5525      0      0
NATIONAL OILWELL VARCO          SPONSORED ADR   637071101     2051      62010    SH        SOLE                2051      0      0
NIKE                            CL B            654106103     2686      39750    SH        SOLE                2686      0      0
NORTHERN TRUST                  COM             665859104       10        200    SH        SOLE                  10      0      0
NOVO NORDISK A/S ADR            ADR             670100205     3565      43995    SH        SOLE                3565      0      0
NUVEEN SEN INC OPPORTUNITY FD   COM SHS         6706EN100       18       1545    SH        SOLE                  18      0      0
NVIDIA                          COM             67066G104        6        500    SH        SOLE                   6      0      0
O REILLY AUTO                   COM             686091109     3217      67634    SH        SOLE                3217      0      0
OCCIDENTAL PETROLEUM            COM             674599105       20        250    SH        SOLE                  20      0      0
OMNICOM GROUP INC               COM             681919106       31        900    SH        SOLE                  31      0      0
ONEOK PARTNERS LP               UT LTD PARTNER  68268N103       13        200    SH        SOLE                  13      0      0
ORACLE                          COM             68389X105     2638     122883    SH        SOLE                2638      0      0


PEABODY ENERGY                  COM             704549104     2594      66280    SH        SOLE                2594      0      0
PEETS COFFEE & TEA INC          COM             705560100        4        100    SH        SOLE                   4      0      0
PEPSICO INC                     COM             713448108     3075      50447    SH        SOLE                3075      0      0
PETSMART INC                    COM             716768106     2132      70660    SH        SOLE                2132      0      0
PFIZER INC                      COM             717081103       95       6610    SH        SOLE                  95      0      0
PIONEER NAT RES                 COM             723787107        2         29    SH        SOLE                   2      0      0
POWERSHARES DB PRECIOUS METALS  DB PREC MTLS    73936B200       28        645    SH        SOLE                  28      0      0
PRAXAIR INC                     COM             74005P104     2466      32445    SH        SOLE                2466      0      0
PREMIER FINL BANCORP            COM             74050M105        1         49    SH        SOLE                   1      0      0
PRINCIPAL FINANCIAL GROUP INC   COM             74251V102      117       4960    SH        SOLE                 117      0      0
PROCTER & GAMBLE                COM             742718109     2922      48713    SH        SOLE                2922      0      0
PROGRESSIVE CORP                COM             743315103     1203      64223    SH        SOLE                1203      0      0
PRUDENTIAL FINANCIAL INC        COM             744320102       20        370    SH        SOLE                  20      0      0
PUBLIC STORAGE INC              COM             74460D109       11        120    SH        SOLE                  11      0      0
QUALCOMM INC                    COM             747525103        7        200    SH        SOLE                   7      0      0
QUEST DIAGNOSTICS               COM             74834L100     2245      45101    SH        SOLE                2245      0      0
QWEST                           COM             749121109        1         27    SH        SOLE                   1      0      0
REALTY INCOME CORP              COM             756109104       44       1428    SH        SOLE                  44      0      0
ROCKWELL AUTOMATION INC         COM             773903109        5        100    SH        SOLE                   5      0      0
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206      453       9002    SH        SOLE                 453      0      0
RUSSELL 2000 VALUE INDX ISHRS   RUSL 2000 VALU  464287630     2579      45197    SH        SOLE                2579      0      0
S&P 500 INDEX ISHARES           S&P 500 INDEX   464287200      952       9192    SH        SOLE                 952      0      0
S&P LATIN AMER 40 INDEX         S&P LTN AM 40   464287390       27        648    SH        SOLE                  27      0      0
SANDISK CORP                    COM             80004C101        5        100    SH        SOLE                   5      0      0
SCHLUMBERGER LTD                COM             806857108     2864      51745    SH        SOLE                2864      0      0
SELECTED AMERICAN SHRS FUND     COM             816221105       37       1066    SH        SOLE                  37      0      0
SM ENERGY COMPANY               COM             78454l100       61       1500    SH        SOLE                  61      0      0
SOURCE CAPITAL                  COM             836144105       22        500    SH        SOLE                  22      0      0
SOUTHWEST AIRLINES              COM             844741108        1         35    SH        SOLE                   1      0      0
SOUTHWESTERN ENERGY CO          COM             845467109     1642      42485    SH        SOLE                1642      0      0
STANDEX INTL CORP               COM             854231107      102       4000    SH        SOLE                 102      0      0
STANLEY BLACK & DECKER INC      COM             854502101       51       1000    SH        SOLE                  51      0      0
STATE STREET CORP               COM             857477103     1673      49463    SH        SOLE                1673      0      0
STRYKER CORP                    COM             863667101     2401      47950    SH        SOLE                2401      0      0
SUNCOR ENERGY                   COM             867224107       27        900    SH        SOLE                  27      0      0
SYMYX TECHNOLOGIES INC          COM             87155s108        1        100    SH        SOLE                   1      0      0
SYSCO CORPORATION               COM             871829107       20        700    SH        SOLE                  20      0      0
T ROWE PRICE GRP                COM             74144T108     2254      50762    SH        SOLE                2254      0      0
TANDY LEATHER FACTORY INC       COM             87538X105        2        360    SH        SOLE                   2      0      0
TARGET CORP                     COM             87612E106       56       1133    SH        SOLE                  56      0      0
TECHNE CORP                     COM             878377100      208       3619    SH        SOLE                 208      0      0
TEMPLETON EMERGING MARKETS FUN  COM             880191101       30       1700    SH        SOLE                  30      0      0
THE TRAVELERS COMPANIES         COM             89417E109        5        100    SH        SOLE                   5      0      0
U S BANCORP                     COM NEW         902973304     2200      98410    SH        SOLE                2200      0      0
UNION PACIFIC CORP              COM             907818108     2754      39615    SH        SOLE                2754      0      0
VANGUARD DIV APPR EFT           DIV APP ETF     921908844       13        277    SH        SOLE                  13      0      0
VANGUARD ENERGY ETF             ENERGY ETF      92204A306       44        597    SH        SOLE                  44      0      0
VEECO INSTRS INC                COM             922417100        4        100    SH        SOLE                   4      0      0
VERIZON COMMUNICATIONS INC      COM             92343V104       33       1157    SH        SOLE                  33      0      0
VISA INC                        CL A COM        92826C839        5         70    SH        SOLE                   5      0      0
VITAL IMAGES INC                COM             92846N104        2        100    SH        SOLE                   2      0      0
VODAFONE GROUP PLC              SPON ADR NEW    92857W209       29       1380    SH        SOLE                  29      0      0
WAL MART STORES INC             COM             931142103      167       3474    SH        SOLE                 167      0      0
WALGREEN                        COM             931422109     2234      83655    SH        SOLE                2234      0      0


WASHINGTON REAL ESTATE INVT SB  SH BEN INT      939653101        6        200    SH        SOLE                   6      0      0
WATERS CORP                     COM             941848103     1595      24650    SH        SOLE                1595      0      0
WELLS FARGO - NEW               COM             949746101     2130      83193    SH        SOLE                2130      0      0
WESTERN UNION                   COM             959802109       23       1500    SH        SOLE                  23      0      0
WHOLE FOODS MKT                 COM             966837106       29        800    SH        SOLE                  29      0      0
XCEL ENERGY                     COM             98389B100       65       3108    SH        SOLE                  65      0      0
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